Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unit Activity [Line Items]
Units issued	258,262	484,007	609,325
Units redeemed	(1,217,791)	(884,926)	(850,424)
VIP & PDISCO
Unit Activity [Line Items]
Units issued	726	19,419	45,970
Units redeemed	(87,972)	(97,044)	(47,467)
PVAL & PVAL $100,000 face value
Unit Activity [Line Items]
Units issued	257,536	464,588	563,355
Units redeemed	(1,129,819)	(787,882)	(802,957)
CVAL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	0	0	0